Insurance contracts and private pension - Schedule of Reconciliation of Insurance (Details) - lnsurance - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liability for remaining coverage
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	R$ 3,868	R$ 3,015
Income from insurance contracts and private pension	(8,061)	(6,446)
Financial income from insurance contracts and private pension	104	233
Premiums received, claims and other expenses paid	7,616	7,066
Closing balance	3,527	3,868
Loss component of the liability for remaining coverage
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	1,850	1,960
Income from insurance contracts and private pension	469	(39)
Financial income from insurance contracts and private pension	(12)	(71)
Premiums received, claims and other expenses paid	0	0
Closing balance	2,307	1,850
Liability for incurred claims
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	645	609
Income from insurance contracts and private pension	1,741	1,687
Financial income from insurance contracts and private pension	11	0
Premiums received, claims and other expenses paid	(1,716)	(1,651)
Closing balance	681	645
Total
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Opening balance - 01/01	6,363	5,584
Income from insurance contracts and private pension	(5,851)	(4,798)
Financial income from insurance contracts and private pension	103	162
Premiums received, claims and other expenses paid	5,900	5,415
Closing balance	R$ 6,515	R$ 6,363